GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-lived assets:
Long-lived assets:	$ 1,180	$ 260	$ 377
Israel [Member]
Long-lived assets:
Long-lived assets:	127	135	203
USA [Member]
Long-lived assets:
Long-lived assets:	974
Other [Member]
Long-lived assets:
Long-lived assets:	$ 79	$ 125	$ 174